Business Combinations	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Business Combinations

6. BUSINESS COMBINATIONS

During 2024, no new business combinations have occurred.

The business combinations of AR Electronics Solutions, S.L. and Coil Inc. was disclosed in the 2023 consolidated financial statements.

A- ABL Gmbh

On November 2, 2023, the Group acquired the operations, personnel and assets (which constitute a business) of ABL (Albert Buettner GmbH), incorporated in Germany, a pioneer in EV charging solutions in Germany, the largest EV market in Europe with more than two million EVs on the road. The total consideration for this transaction was Euros 24,972 thousand, and consisted of Euros 10,102 thousand of a cash payment in 2023, a fair value of the deferred payments for an amount of Euros 4,465 thousand, of which Euros 3,898 thousand remained outstanding as of December 31, 2023 and has been paid during 2024, and a put option liability of Euros 10,405 thousand. Under this transaction, on December 15, 2023, Wall Box Chargers entered into an investment and shareholders’ agreement with Greenmobility invest 2 GmbH (a German limited liability company (“GI2”), the majority indirect shareholders of ABL), pursuant to which GI2 acquired a 25.1% interest in the share capital of ABL (this transaction has been completed on February 7, 2024). The Investment and Shareholders’ Agreement provides for a put and call option for GI2 and WBX SLU, respectively, that would provide the right to sell its shares to WBX SLU for cash and/or shares in the Company under the terms detailed in the Investment and Shareholders’ Agreement. The fair value of the put option liability was estimated at Euros 10,405 thousand. These put and call rights may be exercised after ABL’s financial statements for the fiscal year ending December 31, 2024 are authorized for issuance.

Based on forecasted sales, Wallbox assumed that both parties will exercise their call and put rights under the agreement. Therefore, Wallbox elected to apply a policy choice that allows it to recognize the acquisition of 100% of the interests in the subsidiary against the consideration paid, reflected by the financial liability derived from the put option. As a result, the Group did not recognize non-controlling interests.

As a consequence of ABL Gmbh not achieving the conditions for executing the aforementioned put and call, Wallbox does not have an obligation to acquire the 25.1% interest in the share capital of ABL and has decided to not execute the option and consequently has reversed the valuation of the put option liability as a "Other Comprehensive Income" for an amount of Euro 12,000 thousand (Note 17). At the same time, the Company has recognized a minority interest for Euros 570 thousand in the "Other Comprehensive Income".

The transaction accelerated Wallbox’s commercial business plan by enhancing the product and certification portfolio, including the German EV charging calibration-law (Eichrecht). Leveraging ABLs relationships, reputation, and experienced team, Wallbox can deliver a comprehensive suite of residential, commercial, and public charging hardware and energy management software in this attractive market. As well, Wallbox benefits from reduced operational risk through reduced Capex and R&D spend, in addition to leveraging ABL’s in-house component manufacturing. These combined efforts enable Wallbox to bring new products to market more quickly and efficiently, including fast chargers.

Details of the purchase consideration were as follows:

(In thousand Euros)
Purchase consideration:
Amount paid (in cash)	10,102
Deferred consideration (in cash)	4,465
Put option liability	10,405
Total	24,972

Assets and liabilities recognized at fair value as a result of the acquisition were as follows:

(In thousand Euros)
Property, plant and equipment	18,322
Intangible assets	16,244
Right of use	13,014
Inventories	8,403
Trade and other financial receivables	679
Other assets	765
Cash and cash equivalents	690
Total Assets	58,117
Lease liabilities	(13,014)
Deferred tax liabilities	(8,378)
Trade and other financial payables	(562)
Other liabilities	(25)
Total Liabilities	(21,979)
Identifiable net assets acquired	36,138
Purchase consideration	24,972
Negative Goodwill arising on acquisition (Note 20)	(11,166)

As a consequence of the purchase consideration being lower than the fair value of the net assets acquired in this transaction, the Group did recognize a gain for an amount of Euros 11,166 thousand (Note 20).

The contribution in 2023 of the acquired business to the consolidated revenue was Euros 5,995 thousand, and the contribution to the consolidated net result for the year 2023 was a loss of Euros 2,888 thousand. If the business combination had taken place on January 1, 2023, the contribution to consolidated revenue and to the consolidated net result (losses) of the year 2023 would have amounted to Euros 9,605 thousand and Euros (2,370) thousand, respectively.

The costs related to the Business Combination during 2023 amounted to Euros 290 thousand.